Accounts Receivable, Net (Details) - Schedule of Accounts Receivable - USD ($)	Mar. 31, 2023	Sep. 30, 2022
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 6,999,600	$ 8,601,585
Less: allowance for doubtful accounts	(1,402,470)	(1,059,523)
Accounts receivable, net	$ 5,597,130	$ 7,542,062